Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities
Marketing		$ 267
Legal		80	89
Production		57
Intellectual property			90
Other	4	22	19
Total accrued liabilities	$ 4	$ 426	$ 198